Financial Derivatives (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Total Gross Derivatives
The following table presents the notional amounts and gross fair values of all derivative assets and liabilities held by us:

Table 79: Total Gross Derivatives

	December 31, 2016			December 31, 2015
In millions	Notional / Contract Amount	Asset Fair Value (a)	Liability Fair Value (b)	Notional / Contract Amount	Asset Fair Value (a)	Liability Fair Value (b)
Derivatives used for hedging under GAAP
Interest rate contracts (c):
Fair value hedges	$34,010	$551	$214	$31,690	$712	$171
Cash flow hedges	20,831	313	71	19,279	416	3
Foreign exchange contracts:
Net investment hedges	945	25		1,105	31
Total derivatives designated for hedging	$55,786	$889	$285	$52,074	$1,159	$174
Derivatives not used for hedging under GAAP
Derivatives used for mortgage banking activities (d):
Interest rate contracts:
Swaps	$49,071	$783	$505	$41,527	$835	$462
Futures (e)	36,264			36,127
Mortgage-backed commitments	13,317	96	56	13,039	47	22
Other	31,907	28	4	7,289	29	15
Subtotal	130,559	907	565	97,982	911	499
Derivatives used for customer-related activities:
Interest rate contracts:
Swaps	173,777	2,373	2,214	157,041	2,507	2,433
Futures (e)	4,053			1,673
Mortgage-backed commitments	2,955	10	8	1,910	5	2
Other	16,203	55	53	16,083	104	24
Subtotal	196,988	2,438	2,275	176,707	2,616	2,459
Foreign exchange contracts and other	21,889	342	309	15,914	196	202
Subtotal	218,877	2,780	2,584	192,621	2,812	2,661
Derivatives used for other risk management activities:
Foreign exchange contracts and other (f)	5,581	40	405	5,299	59	468
Total derivatives not designated for hedging	$355,017	$3,727	$3,554	$295,902	$3,782	$3,628
Total gross derivatives	$410,803	$4,616	$3,839	$347,976	$4,941	$3,802
Less: Impact of legally enforceable master netting agreements		(2,460)	(2,460)		(2,554)	(2,554)
Less: Cash collateral received/paid		(657)	(484)		(551)	(608)
Total derivatives		$1,499	$895		$1,836	$640
(a)	Included in Other assets on our Consolidated Balance Sheet.
(b)	Included in Other liabilities on our Consolidated Balance Sheet.
(c)	Represents primarily swaps.
(d)	Includes both residential and commercial mortgage banking activities.
(e)	Futures contracts settle in cash daily and, therefore, no derivative asset or derivative liability is recognized on our Consolidated Balance Sheet.
(f)	Includes our obligation to fund a portion of certain BlackRock LTIP programs and the swaps entered into in connection with sales of a portion of Visa Class B common shares.

Gains (Losses) on Derivatives and Related Hedged Items - Fair Value Hedges
Table 80: Gains (Losses) on Derivatives and Related Hedged Items - Fair Value Hedges (a)

Year ended
			December 31, 2016		December 31, 2015		December 31, 2014
				Gain (Loss)		Gain (Loss)		Gain (Loss)
			Gain	on Related	Gain	on Related	Gain	on Related
			(Loss) on	Hedged	(Loss) on	Hedged	(Loss) on	Hedged
			Derivatives	Items	Derivatives	Items	Derivatives	Items
			Recognized	Recognized	Recognized	Recognized	Recognized	Recognized
In millions	Hedged Items	Location	in Income	in Income	in Income	in Income	in Income	in Income
Interest rate contracts	U.S. Treasury and Government Agencies and Other Debt Securities	Investment securities (interest income)	$142	$(141)	(b)	(b)	$(111)	$116

Interest rate contracts	Subordinated Debt and Bank Notes and Senior Debt	Borrowed funds (interest expense)	(332)	299	$(108)	$67	123	(158)

Total (a)			$(190)	$158	$(108)	$67	$12	$(42)
(a)			The difference between the gains (losses) recognized in income on derivatives and their related hedged items represents the ineffective portion of the change in value of our fair value hedge derivatives.
(b)			The gains (losses) on derivatives and their related hedged items recognized in income were less than $.5 million.

Gains (Losses) on Derivatives and Related Cash Flows - Cash Flow Hedges
Further detail regarding gains (losses) on derivatives and related cash flows is presented in the following table:

Table 81: Gains (Losses) on Derivatives and Related Cash Flows - Cash Flow Hedges (a) (b)

	Year ended
	December 31
In millions	2016	2015	2014
Gains (losses) on derivatives recognized in OCI - (effective portion)	$100	$415	$431
Less: Gains (losses) reclassified from accumulated OCI into income - (effective portion)
Interest income	$253	$293	$263
Noninterest income		(5)
Total gains (losses) reclassified from accumulated OCI into income - (effective portion)	$253	$288	$263
Net unrealized gains (losses) on cash flow hedge derivatives	$(153)	$127	$168
(a)	All cash flow hedge derivatives are interest rate contracts as of December 31, 2016, December 31, 2015 and December 31, 2014.
(b)	The amount of cash flow hedge ineffectiveness recognized in income was not significant for the periods presented.

Gains (Losses) on Derivatives Not Designated as Hedging Instruments under GAAP
Further detail regarding the gains (losses) on derivatives not designated in hedging relationships is presented in the following table:

Table 82: Gains (Losses) on Derivatives Not Designated for Hedging under GAAP

	Year ended
	December 31
In millions	2016	2015	2014
Derivatives used for mortgage banking activities:
Interest rate contracts (a)	$152	$220	$318
Derivatives used for customer-related activities:
Interest rate contracts	$78	$71	$41
Foreign exchange contracts and other	84	78	46
Gains (losses) from customer-related activities (b)	$162	$149	$87
Derivatives used for other risk management activities:
Interest rate contracts			$(19)
Foreign exchange contracts and other (c)	$(7)	$282	54
Gains (losses) from other risk management activities (b)	$(7)	$282	$35
Total gains (losses) from derivatives not designated as hedging instruments	$307	$651	$440
(a) Included in Residential mortgage, Corporate services and Other noninterest income.
(b) Included in Other noninterest income.
(c)	Includes BlackRock LTIP funding obligation and the swaps entered into in connection with sales of a portion of Visa Class B common shares.

Derivative Assets And Liabilities Offsetting
Table 83: Derivative Assets and Liabilities Offsetting

	Gross Fair Value	Amounts Offset on the Consolidated Balance Sheet		Net Fair Value		Securities Collateral Held / (Pledged)	Net Amounts

December 31, 2016		Fair Value Offset Amount	Cash Collateral			Under Master Netting Agreements
In millions
Derivative assets
Interest rate contracts:
Cleared	$1,498	$940	$480	$78			$78
Exchange-traded	9			9			9
Over-the-counter	2,702	1,358	164	1,180		$62	1,118
Foreign exchange and other contracts	407	162	13	232			232
Total derivative assets	$4,616	$2,460	$657	$1,499	(a)	$62	$1,437

Derivative liabilities
Interest rate contracts:
Cleared	$1,060	$940	$25	$95			$95
Exchange-traded	1			1			1
Over-the-counter	2,064	1,395	431	238			238
Foreign exchange and other contracts	714	125	28	561			561
Total derivative liabilities	$3,839	$2,460	$484	$895	(b)		$895

December 31, 2015
In millions
Derivative assets
Interest rate contracts:
Cleared	$1,003	$779	$195	$29			$29
Over-the-counter	3,652	1,645	342	1,665		$178	1,487
Foreign exchange and other contracts	286	130	14	142		2	140
Total derivative assets	$4,941	$2,554	$551	$1,836	(a)	$180	$1,656

Derivative liabilities
Interest rate contracts:
Cleared	$855	$779	$57	$19			$19
Exchange-traded	1			1			1
Over-the-counter	2,276	1,687	530	59			59
Foreign exchange and other contracts	670	88	21	561			561
Total derivative liabilities	$3,802	$2,554	$608	$640	(b)		$640
(a)	Represents the net amount of derivative assets included in Other assets on our Consolidated Balance Sheet.
(b)	Represents the net amount of derivative liabilities included in Other liabilities on our Consolidated Balance Sheet.